Distribution Date:	04/17/25	JPMBB Commercial Mortgage Securities Trust 2015-C32
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19
			Attention: JPMBB 2015-C32 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25-31	Trustee	Wilmington Trust, National Association
Modified Loan Detail	32		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	33
Historical Bond / Collateral Loss Reconciliation Detail	34-35
Interest Shortfall Detail - Collateral Level	36
Supplemental Notes	37

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 37

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590JAS6	1.510900%	80,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590JAT4	2.816400%	244,690,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590JAU1	3.418800%	28,747,000.00	18,695,690.54	0.00	53,264.02	0.00	0.00	53,264.02	18,695,690.54	48.01%	30.00%
A-4	46590JAV9	3.329300%	100,000,000.00	100,000,000.00	0.00	277,441.67	0.00	0.00	277,441.67	100,000,000.00	48.01%	30.00%
A-5	46590JAW7	3.598200%	234,856,000.00	234,856,000.00	0.00	704,215.72	0.00	0.00	704,215.72	234,856,000.00	48.01%	30.00%
A-SB	46590JAX5	3.358200%	115,238,000.00	6,026,819.27	1,521,757.72	16,866.05	0.00	0.00	1,538,623.77	4,505,061.55	48.01%	30.00%
A-S	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	171,551.66	0.00	0.00	171,551.66	51,667,000.00	40.51%	25.50%
B	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	58,202.43	0.00	0.00	58,202.43	57,408,000.00	32.17%	20.50%
C	46590JBC0	4.805017%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00	17.80%	11.88%
D	46590JBE6	4.305017%	50,232,000.00	50,232,000.00	0.00	0.00	0.00	0.00	0.00	50,232,000.00	10.50%	7.50%
E*	46590JAE7	4.805017%	28,705,000.00	28,705,000.00	0.00	0.00	0.00	0.00	0.00	28,705,000.00	6.34%	5.00%
F	46590JAG2	4.805017%	11,481,000.00	11,481,000.00	0.00	0.00	0.00	0.00	0.00	11,481,000.00	4.67%	4.00%
G	46590JAJ6	4.805017%	11,482,000.00	11,482,000.00	0.00	0.00	0.00	0.00	0.00	11,482,000.00	3.00%	3.00%
NR	46590JAL1	4.805017%	34,444,648.00	20,670,310.85	0.00	0.00	0.00	0.00	0.00	20,670,310.85	0.00%	0.00%
R	46590JAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46590JAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,162,650.00	690,252,820.66	1,521,757.72	1,281,541.55	0.00	0.00	2,803,299.27	688,731,062.94

X-A	46590JAY3	1.235356%	855,381,000.00	411,245,509.81	0.00	423,362.27	0.00	0.00	423,362.27	409,723,752.09
X-B	46590JAZ0	0.416217%	57,408,000.00	57,408,000.00	0.00	19,911.82	0.00	0.00	19,911.82	57,408,000.00
X-C	46590JAA5	0.000000%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
X-D	46590JAC1	0.500000%	50,232,000.00	50,232,000.00	0.00	20,930.00	0.00	0.00	20,930.00	50,232,000.00
Notional SubTotal			1,062,050,000.00	617,914,509.81	0.00	464,204.09	0.00	0.00	464,204.09	616,392,752.09

Deal Distribution Total					1,521,757.72	1,745,745.64	0.00	0.00	3,267,503.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 37

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590JAU1	650.35275124	0.00000000	1.85285491	0.00000000	0.00000000	0.00000000	0.00000000	1.85285491	650.35275124
A-4	46590JAV9	1,000.00000000	0.00000000	2.77441670	0.00000000	0.00000000	0.00000000	0.00000000	2.77441670	1,000.00000000
A-5	46590JAW7	1,000.00000000	0.00000000	2.99850002	0.00000000	0.00000000	0.00000000	0.00000000	2.99850002	1,000.00000000
A-SB	46590JAX5	52.29888813	13.20534650	0.14635841	0.00000000	0.00000000	0.00000000	0.00000000	13.35170491	39.09354163
A-S	46590JBA4	1,000.00000000	0.00000000	3.32033329	0.00000000	0.00000000	0.00000000	0.00000000	3.32033329	1,000.00000000
B	46590JBB2	1,000.00000000	0.00000000	1.01383832	2.64349516	7.32862023	0.00000000	0.00000000	1.01383832	1,000.00000000
C	46590JBC0	1,000.00000000	0.00000000	0.00000000	4.00418080	45.49459461	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46590JBE6	1,000.00000000	0.00000000	0.00000000	3.58751413	88.43842172	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590JAE7	1,000.00000000	0.00000000	0.00000000	4.00418080	200.37456576	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590JAG2	1,000.00000000	0.00000000	0.00000000	4.00418082	216.13220887	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46590JAJ6	1,000.00000000	0.00000000	0.00000000	4.00418046	218.86778958	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590JAL1	600.10225246	0.00000000	0.00000000	2.40291786	178.79732404	0.00000000	0.00000000	0.00000000	600.10225246
R	46590JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46590JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590JAY3	480.77466043	0.00000000	0.49494000	0.00000000	0.00000000	0.00000000	0.00000000	0.49494000	478.99561960
X-B	46590JAZ0	1,000.00000000	0.00000000	0.34684748	0.00000000	0.00000000	0.00000000	0.00000000	0.34684748	1,000.00000000
X-C	46590JAA5	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590JAC1	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 37

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/25 - 03/30/25	30	0.00	53,264.02	0.00	53,264.02	0.00	0.00	0.00	53,264.02	0.00
A-4	03/01/25 - 03/30/25	30	0.00	277,441.67	0.00	277,441.67	0.00	0.00	0.00	277,441.67	0.00
A-5	03/01/25 - 03/30/25	30	0.00	704,215.72	0.00	704,215.72	0.00	0.00	0.00	704,215.72	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	16,866.05	0.00	16,866.05	0.00	0.00	0.00	16,866.05	0.00
X-A	03/01/25 - 03/30/25	30	0.00	423,362.27	0.00	423,362.27	0.00	0.00	0.00	423,362.27	0.00
X-B	03/01/25 - 03/30/25	30	0.00	19,911.82	0.00	19,911.82	0.00	0.00	0.00	19,911.82	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	03/01/25 - 03/30/25	30	0.00	20,930.00	0.00	20,930.00	0.00	0.00	0.00	20,930.00	0.00
A-S	03/01/25 - 03/30/25	30	0.00	171,551.66	0.00	171,551.66	0.00	0.00	0.00	171,551.66	0.00
B	03/01/25 - 03/30/25	30	268,963.66	209,960.19	0.00	209,960.19	151,757.77	0.00	0.00	58,202.43	420,721.43
C	03/01/25 - 03/30/25	30	4,108,754.19	396,530.02	0.00	396,530.02	396,530.02	0.00	0.00	0.00	4,505,284.21
D	03/01/25 - 03/30/25	30	4,262,230.79	180,208.01	0.00	180,208.01	180,208.01	0.00	0.00	0.00	4,442,438.80
E	03/01/25 - 03/30/25	30	5,636,811.90	114,940.01	0.00	114,940.01	114,940.01	0.00	0.00	0.00	5,751,751.91
F	03/01/25 - 03/30/25	30	2,435,441.89	45,972.00	0.00	45,972.00	45,972.00	0.00	0.00	0.00	2,481,413.89
G	03/01/25 - 03/30/25	30	2,467,063.96	45,976.00	0.00	45,976.00	45,976.00	0.00	0.00	0.00	2,513,039.96
NR	03/01/25 - 03/30/25	30	6,075,843.23	82,767.66	0.00	82,767.66	82,767.66	0.00	0.00	0.00	6,158,610.89
Totals			25,255,109.62	2,763,897.10	0.00	2,763,897.10	1,018,151.47	0.00	0.00	1,745,745.64	26,273,261.09

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 37

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46590JBA4	3.984400%	51,667,000.00	51,667,000.00	0.00	171,551.66	0.00	0.00	171,551.66	51,667,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46590JBB2	4.388800%	57,408,000.00	57,408,000.00	0.00	58,202.43	0.00	0.00	58,202.43	57,408,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46590JBC0	4.805017%	99,029,000.00	99,029,000.00	0.00	0.00	0.00	0.00	0.00	99,029,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,104,000.03	208,104,000.00	0.00	229,754.09	0.00	0.00	229,754.09	208,104,000.00

Exchangeable Certificate Details
EC	46590JBD8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 37

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	3,267,503.36	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 37

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,774,774.57	Master Servicing Fee	5,662.65
Interest Reductions due to Nonrecoverability Determination	(894,947.03)	Certificate Administrator Fee	2,284.12
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	1,781.51
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	9,938.28
Total Interest Collected	1,879,827.54

Principal		Expenses/Reimbursements
Scheduled Principal	1,516,299.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	122,936.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,206.84
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	5,458.64	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,521,757.72	Total Expenses/Reimbursements	124,143.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,745,745.64
Gain-on-Sale Proceeds Collected	0.00	Principal Distribution	1,521,757.72
Gain-on-Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
Borrower Option Extension Fees	0.00	Borrower Option Extension Fees	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,267,503.36
Total Funds Collected	3,401,585.26	Total Funds Distributed	3,401,585.26

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 37

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	690,252,820.66	690,252,820.66	Beginning Certificate Balance	690,252,820.66
(-) Scheduled Principal Collections	1,516,299.08	1,516,299.08	(-) Principal Distributions	1,521,757.72
(-) Unscheduled Principal Collections	5,458.64	5,458.64	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	688,731,062.94	688,731,062.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	704,118,189.48	704,118,189.48	Ending Certificate Balance	688,731,062.94
Ending Actual Collateral Balance	702,697,662.69	702,697,662.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	372.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	372.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 37

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	36,124,968.70	5.25%	5	4.7172	NAP	Defeased	5	36,124,968.70	5.25%	5	4.7172	NAP
	9,999,999 or less	50	194,661,559.15	28.26%	6	4.6332	1.819475	1.35 or less	20	352,438,282.61	51.17%	(10)	4.7709	0.458445
10,000,000 to 19,999,999		8	108,367,778.37	15.73%	5	4.7020	1.910749	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	2	22,807,663.94	3.31%	6	4.7227	1.497755
25,000,000 to 49,999,999		5	161,281,997.83	23.42%	(5)	4.5760	1.217099	1.56 to 1.65	6	84,927,780.18	12.33%	5	4.5538	1.607199
	50,000,000 or greater	3	188,294,758.89	27.34%	(15)	4.7709	0.109434	1.66 to 1.80	5	26,648,000.45	3.87%	4	4.5499	1.730694
	Totals	71	688,731,062.94	100.00%	(2)	4.6727	1.206991	1.81 to 2.00	4	26,701,065.38	3.88%	6	4.5365	1.925966
								2.01 or greater	29	139,083,301.68	20.19%	7	4.5263	2.504780
								Totals	71	688,731,062.94	100.00%	(2)	4.6727	1.206991
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 37

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	36,124,968.70	5.25%	5	4.7172	NAP	New Jersey	3	46,409,840.35	6.74%	5	4.8750	0.814071
Alabama	5	11,308,787.45	1.64%	3	4.6670	1.220176	New York	11	20,706,303.17	3.01%	7	4.7483	1.361857
Arizona	3	18,653,881.86	2.71%	4	4.6625	1.946424	North Carolina	3	80,397.31	0.01%	125	4.8650	2.497200
Arkansas	3	48,238.39	0.01%	125	4.8650	2.497200	Ohio	11	16,407,738.67	2.38%	6	4.7386	1.179990
California	32	51,977,110.77	7.55%	6	4.6016	2.314746	Oklahoma	1	62,209.06	0.01%	125	4.8650	2.497200
Colorado	4	7,582,742.86	1.10%	6	4.6793	1.455840	Oregon	2	42,966.43	0.01%	125	4.8650	2.497200
Connecticut	4	59,573.09	0.01%	125	4.8650	2.497200	Pennsylvania	16	80,995,563.34	11.76%	6	4.7074	1.691967
Florida	4	9,864,850.29	1.43%	5	4.4308	2.115764	Rhode Island	1	9,225.92	0.00%	125	4.8650	2.497200
Georgia	4	25,132,200.01	3.65%	(54)	4.7063	(0.021760)	South Carolina	2	30,313.74	0.00%	125	4.8650	2.497200
Idaho	1	13,179.88	0.00%	125	4.8650	2.497200	South Dakota	1	659,751.43	0.10%	5	4.3510	1.945700
Illinois	8	201,017,758.14	29.19%	(14)	4.7635	0.203798	Tennessee	4	55,144.65	0.01%	125	4.8650	2.497200
Indiana	8	16,458,264.66	2.39%	6	4.7552	1.621527	Texas	14	29,325,356.23	4.26%	6	4.5286	1.514326
Iowa	1	18,451.84	0.00%	125	4.8650	2.497200	Utah	1	7,117.14	0.00%	125	4.8650	2.497200
Kansas	1	439,834.29	0.06%	5	4.3510	1.945700	Virginia	5	10,270,068.67	1.49%	4	4.7949	1.413102
Kentucky	2	28,995.74	0.00%	125	4.8650	2.497200	Washington	2	16,606.66	0.00%	125	4.8650	2.497200
Louisiana	3	30,026,922.31	4.36%	3	4.1968	1.637075	Wisconsin	3	681,705.29	0.10%	11	4.3758	1.972356
Maine	1	12,125.50	0.00%	125	4.8650	2.497200	Totals	196	688,731,062.94	100.00%	(2)	4.6727	1.206991
Maryland	2	10,876,667.37	1.58%	5	4.6568	1.428852
									Property Type³
Massachusetts	3	6,288,818.67	0.91%	7	4.5974	2.733376
Michigan	8	49,371,253.20	7.17%	5	4.4392	2.655452		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Minnesota	1	4,096,192.18	0.59%	6	4.7600	0.667900		Properties	Balance	Agg. Bal.			DSCR¹
Mississippi	2	558,227.99	0.08%	7	4.3588	1.954033	Defeased	8	36,124,968.70	5.25%	5	4.7172	NAP
Missouri	3	38,485.27	0.01%	125	4.8650	2.497200	Industrial	1	5,349,821.10	0.78%	5	4.6790	1.335300
Nevada	3	2,950,555.01	0.43%	5	4.3510	1.945700	Lodging	6	114,300,964.03	16.60%	(41)	4.7683	0.413875
New Hampshire	2	22,669.40	0.00%	125	4.8650	2.497200	Mixed Use	4	70,726,273.74	10.27%	6	4.7954	0.239996
							Mobile Home Park	2	10,093,196.22	1.47%	5	4.7453	1.000625
							Multi-Family	24	64,860,833.84	9.42%	6	4.5960	2.050715
							Office	11	222,479,876.81	32.30%	5	4.6535	1.212016
							Retail	30	139,090,694.96	20.20%	4	4.5779	1.732924
							Self Storage	110	25,704,433.54	3.73%	15	4.6902	2.059189
							Totals	196	688,731,062.94	100.00%	(2)	4.6727	1.206991

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 37

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	36,124,968.70	5.25%	5	4.7172	NAP	Defeased	5	36,124,968.70	5.25%	5	4.7172	NAP
	4.20000% or less	1	29,958,123.31	4.35%	3	4.1953	1.635100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	5	60,584,365.92	8.80%	4	4.3029	2.014452	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	47,677,618.34	6.92%	4	4.5158	2.248711	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	41	289,954,751.90	42.10%	0	4.6916	1.309656	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	11	224,431,234.77	32.59%	(10)	4.8380	0.535419	49 months or greater	66	652,606,094.24	94.75%	(3)	4.6702	1.192369
	Totals	71	688,731,062.94	100.00%	(2)	4.6727	1.206991	Totals	71	688,731,062.94	100.00%	(2)	4.6727	1.206991
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 37

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	36,124,968.70	5.25%	5	4.7172	NAP	Defeased	5	36,124,968.70	5.25%	5	4.7172	NAP
	60 months or less	65	650,367,095.15	94.43%	(3)	4.6695	1.187877	Interest Only	1	3,400,000.00	0.49%	4	4.5690	3.013000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	28,860,720.96	4.19%	14	4.5997	1.420712
	121 months or greater	1	2,238,999.09	0.33%	125	4.8650	2.497200	241 months to 299 months	58	620,345,373.28	90.07%	(4)	4.6740	1.171768
	Totals	71	688,731,062.94	100.00%	(2)	4.6727	1.206991	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	688,731,062.94	100.00%	(2)	4.6727	1.206991
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 37

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	36,124,968.70	5.25%	5	4.7172	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	62	569,499,959.29	82.69%	(4)	4.6739	1.275485
	13 months to 24 months	4	83,106,134.95	12.07%	4	4.6450	0.622804
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	688,731,062.94	100.00%	(2)	4.6727	1.206991
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 37

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304830001	LO	Chicago	IL	Actual/360	4.806%	0.00	0.00	0.00	N/A	10/01/20	--	64,445,947.18	64,445,947.18	12/01/21
2	304830002	OF	Chicago	IL	Actual/360	4.672%	0.00	0.00	0.00	N/A	08/01/25	--	66,169,308.43	66,169,308.43	05/01/21
3	883100464	MU	Chicago	IL	Actual/360	4.845%	0.00	0.00	0.00	N/A	10/06/25	--	57,679,503.28	57,679,503.28	01/06/21
4	883100463	OF	Mount Laurel	NJ	Actual/360	4.875%	195,125.67	101,230.94	0.00	N/A	09/06/25	--	46,481,548.35	46,380,317.41	01/06/25
5	203281002	SS	Various	Various	Actual/360	4.865%	11,530.15	513,282.08	0.00	N/A	09/01/35	--	2,752,281.17	2,238,999.09	04/01/25
6	883100442	RT	Lansing	MI	Actual/360	4.287%	121,490.81	78,623.09	0.00	N/A	08/06/25	--	32,910,217.25	32,831,594.16	04/06/25
8	695100574	RT	Gettysburg	PA	30/360	4.804%	78,820.65	36,868.49	0.00	N/A	10/06/25	--	19,688,753.97	19,651,885.48	04/06/25
9	304200001	OF	New Orleans	LA	Actual/360	4.195%	108,472.82	67,963.36	0.00	N/A	07/01/25	--	30,026,086.67	29,958,123.31	04/01/25
10	304830010	OF	Pittsburgh	PA	Actual/360	4.715%	109,911.58	47,898.63	0.00	N/A	10/05/25	--	27,070,891.59	27,022,992.96	04/05/25
12	304830012	LO	Atlanta	GA	Actual/360	4.706%	0.00	0.00	0.00	N/A	10/01/20	--	25,088,969.99	25,088,969.99	04/01/21
17	304830017	OF	Detroit	MI	Actual/360	4.760%	64,408.89	34,818.66	0.00	N/A	09/01/25	--	15,713,744.85	15,678,926.19	04/01/25
18	695100572	OF	Pittsburgh	PA	Actual/360	4.742%	61,745.03	33,367.63	0.00	N/A	10/06/25	--	15,121,025.34	15,087,657.71	04/06/25
19	304830019	LO	Clifton Park	NY	Actual/360	4.690%	58,796.80	32,377.70	0.00	N/A	10/05/25	--	14,558,669.63	14,526,291.93	04/05/25
23	883100451	RT	Various	Various	Actual/360	4.351%	45,259.64	28,425.22	0.00	N/A	09/06/25	--	12,079,884.68	12,051,459.46	04/06/25
24	883100459	MF	Margate	FL	Actual/360	4.949%	49,387.66	24,958.01	0.00	N/A	09/06/25	--	11,588,888.22	11,563,930.21	04/06/25
25	623100243	MF	Pittsburgh	PA	Actual/360	4.640%	50,966.69	19,850.98	0.00	N/A	10/06/25	--	12,755,844.67	12,735,993.69	04/06/25
27	623100215	RT	Prattville	AL	Actual/360	4.685%	42,895.15	24,281.18	0.00	N/A	06/06/25	--	10,632,597.74	10,608,316.56	04/06/25
28	695100567	SS	Various	Various	Actual/360	4.706%	42,942.80	21,932.01	0.00	N/A	09/06/25	--	10,596,910.39	10,574,978.38	04/06/25
29	695100571	RT	Greenwood	IN	Actual/360	4.803%	42,230.14	22,326.00	0.00	N/A	10/06/25	--	10,210,588.66	10,188,262.66	04/06/25
30	623100214	RT	Yuma	AZ	Actual/360	4.467%	37,866.22	23,205.68	0.00	N/A	06/06/25	--	9,844,117.72	9,820,912.04	04/06/25
31	623100234	MF	Richmond	TX	Actual/360	4.294%	33,173.15	25,328.86	0.00	N/A	08/06/25	--	8,971,509.27	8,946,180.41	04/06/25
32	883100447	OF	Jacksonville	FL	Actual/360	4.428%	37,434.54	16,072.79	0.00	N/A	08/06/25	--	9,817,606.90	9,801,534.11	04/06/25
33	304830033	RT	Mesa	AZ	Actual/360	4.880%	36,978.14	19,150.11	0.00	N/A	09/05/25	--	8,799,663.98	8,780,513.87	04/05/25
34	883100502	MF	Pacoima	CA	Actual/360	4.645%	31,965.97	17,892.90	0.00	N/A	10/06/25	--	7,991,771.21	7,973,878.31	04/06/25
35	623100236	MH	Houston	TX	Actual/360	4.615%	30,589.09	17,427.01	0.00	N/A	09/06/25	--	7,697,252.27	7,679,825.26	04/06/25
36	695100568	RT	San Angelo	TX	Actual/360	4.729%	31,365.55	17,030.00	0.00	N/A	10/06/25	--	7,702,370.18	7,685,340.18	04/06/25
37	695100559	SS	Laurel	MD	Actual/360	4.685%	31,200.71	13,842.38	0.00	N/A	09/06/25	--	7,733,848.61	7,720,006.23	04/06/25
39	623100230	RT	Mattoon	IL	Actual/360	4.636%	29,195.84	13,275.00	0.00	N/A	08/06/25	--	7,313,383.86	7,300,108.86	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 37

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
40	623100237	MF	Millersville	PA	Actual/360	4.560%	26,460.30	15,380.74	0.00	N/A	09/06/25	--	6,738,615.32	6,723,234.58	04/06/25
43	304830043	MU	Canton	MA	Actual/360	4.596%	24,805.53	11,319.05	0.00	N/A	10/01/25	--	6,267,715.20	6,256,396.15	04/01/25
44	695100570	MF	Cleveland	OH	Actual/360	4.733%	24,772.07	11,541.39	0.00	N/A	10/06/25	--	6,078,083.53	6,066,542.14	04/06/25
45	304830045	OF	Westminster	CO	Actual/360	4.770%	24,178.01	10,382.61	0.00	N/A	09/05/25	--	5,886,307.68	5,875,925.07	04/05/25
47	883100507	MF	Panorama City	CA	Actual/360	4.645%	21,310.65	11,928.60	0.00	N/A	10/06/25	--	5,327,846.93	5,315,918.33	04/06/25
48	304830048	SS	Pittsburgh	PA	Actual/360	4.590%	20,482.75	11,776.21	0.00	N/A	09/01/25	--	5,182,226.05	5,170,449.84	04/01/25
49	304830049	RT	Fairlawn	OH	Actual/360	4.829%	0.00	0.00	0.00	N/A	10/01/25	--	4,741,604.40	4,741,604.40	04/01/23
52	883100457	IN	Mount Prospect	IL	Actual/360	4.679%	21,591.17	8,934.03	0.00	N/A	09/06/25	--	5,358,755.13	5,349,821.10	04/06/25
53	695100549	MF	Elyria	OH	Actual/360	4.480%	18,467.48	9,587.64	0.00	N/A	08/06/25	--	4,787,078.39	4,777,490.75	04/06/25
54	883100445	LO	Leesburg	VA	Actual/360	4.810%	17,220.85	14,325.71	0.00	N/A	08/06/25	--	4,157,672.15	4,143,346.44	04/06/25
55	883100437	RT	Hollister	CA	Actual/360	4.343%	15,223.24	9,646.74	0.00	N/A	08/06/25	--	4,070,596.50	4,060,949.76	04/06/25
56	883100448	LO	Staunton	VA	Actual/360	4.816%	15,678.16	13,017.84	0.00	N/A	08/06/25	--	3,780,501.84	3,767,484.00	04/06/25
57	304830057	MU	Minneapolis	MN	Actual/360	4.760%	16,819.37	7,204.14	0.00	N/A	10/05/25	--	4,103,396.32	4,096,192.18	04/05/25
59	623100228	RT	Various	NY	Actual/360	4.695%	13,984.04	7,786.13	0.00	N/A	08/06/25	--	3,458,899.93	3,451,113.80	04/06/25
60	304830060	OF	Lancaster	CA	Actual/360	4.440%	12,831.97	7,796.22	0.00	N/A	09/05/25	--	3,356,226.70	3,348,430.48	04/05/25
61	695100569	MF	Elyria	OH	Actual/360	4.733%	13,672.46	7,412.78	0.00	N/A	10/06/25	--	3,354,678.16	3,347,265.38	04/06/25
62	883100462	RT	Various	Various	Actual/360	4.550%	14,520.92	5,865.50	0.00	10/06/25	07/06/25	--	3,706,154.17	3,700,288.67	04/06/25
63	883100453	OF	Pikesville	MD	Actual/360	4.588%	12,495.72	6,189.63	0.00	N/A	09/06/25	--	3,162,850.77	3,156,661.14	04/06/25
64	883100446	MU	Houston	TX	Actual/360	4.250%	9,896.11	9,877.33	0.00	N/A	08/06/25	--	2,704,059.46	2,694,182.13	04/06/25
65	883100481	MF	Ontario	CA	Actual/360	4.645%	11,563.92	6,472.88	0.00	N/A	10/06/25	--	2,891,080.15	2,884,607.27	04/06/25
66	883100497	MF	Ontario	CA	Actual/360	4.645%	11,464.80	6,417.40	0.00	N/A	10/06/25	--	2,866,299.24	2,859,881.84	04/06/25
67	883100444	RT	Beaver Falls	PA	Actual/360	4.569%	13,377.02	0.00	0.00	N/A	08/06/25	--	3,400,000.00	3,400,000.00	04/06/25
68	883100480	MF	Hawthorne	CA	Actual/360	4.645%	7,896.50	4,420.06	0.00	N/A	10/06/25	--	1,974,194.39	1,969,774.33	04/06/25
69	883100503	MF	Los Angeles	CA	Actual/360	4.645%	2,857.94	1,599.73	0.00	N/A	10/06/25	--	714,509.28	712,909.55	04/06/25
70	883100511	MF	North Hills	CA	Actual/360	4.645%	10,572.73	5,918.06	0.00	N/A	10/06/25	--	2,643,273.08	2,637,355.02	04/06/25
71	883100436	LO	Woodstock	VA	Actual/360	4.733%	9,524.94	8,118.40	0.00	N/A	08/06/25	--	2,337,042.89	2,328,924.49	04/06/25
73	623100231	RT	Philadelphia	PA	Actual/360	4.655%	9,890.76	5,587.34	0.00	N/A	08/06/25	--	2,467,463.35	2,461,876.01	04/06/25
74	623100221	MH	Fredonia	NY	Actual/360	5.160%	10,746.10	5,106.53	0.00	N/A	07/06/25	--	2,418,477.49	2,413,370.96	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 37

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
75	883100483	MF	Los Angeles	CA	Actual/360	4.645%	4,592.53	2,570.66	0.00	N/A	10/06/25	--	1,148,171.29	1,145,600.63	04/06/25
76	883100500	MF	Palmdale	CA	Actual/360	4.645%	4,344.73	2,431.95	0.00	N/A	10/06/25	--	1,086,220.54	1,083,788.59	04/06/25
77	883100499	MF	North Hills	CA	Actual/360	4.645%	8,672.94	4,854.66	0.00	N/A	10/06/25	--	2,168,310.10	2,163,455.44	04/06/25
78	304830078	RT	Tyler	TX	Actual/360	4.800%	8,520.26	4,596.37	0.00	N/A	07/06/25	--	2,061,354.09	2,056,757.72	04/06/25
79	883100475	MF	Los Angeles	CA	Actual/360	4.645%	4,344.73	2,431.95	0.00	N/A	10/06/25	--	1,086,220.54	1,083,788.59	04/06/25
80	883100493	MF	Palmdale	CA	Actual/360	4.645%	3,551.78	1,988.09	0.00	N/A	10/06/25	--	887,975.27	885,987.18	04/06/25
81	883100477	MF	North Hollywood	CA	Actual/360	4.645%	7,020.95	3,929.97	0.00	N/A	10/06/25	--	1,755,297.84	1,751,367.87	04/06/25
82	883100492	MF	Los Angeles	CA	Actual/360	4.645%	4,757.72	2,663.14	0.00	N/A	10/06/25	--	1,189,472.19	1,186,809.05	04/06/25
83	883100488	MF	Los Angeles	CA	Actual/360	4.645%	2,197.15	1,229.84	0.00	N/A	10/06/25	--	549,305.48	548,075.64	04/06/25
84	883100485	MF	Los Angeles	CA	Actual/360	4.645%	6,773.15	3,791.26	0.00	N/A	10/06/25	--	1,693,347.24	1,689,555.98	04/06/25
85	883100514	MF	Los Angeles	CA	Actual/360	4.645%	6,607.96	3,698.78	0.00	N/A	10/06/25	--	1,652,046.19	1,648,347.41	04/06/25
86	883100490	MF	Los Angeles	CA	Actual/360	4.645%	6,029.76	3,375.14	0.00	N/A	10/06/25	--	1,507,492.20	1,504,117.06	04/06/25
87	883100505	MF	Los Angeles	CA	Actual/360	4.645%	5,864.56	3,282.67	0.00	N/A	10/06/25	--	1,466,191.26	1,462,908.59	04/06/25
88	883100506	MF	Los Angeles	CA	Actual/360	4.645%	5,418.52	3,033.01	0.00	N/A	10/06/25	--	1,354,677.40	1,351,644.39	04/06/25
89	883100508	MF	Palmdale	CA	Actual/360	4.645%	5,071.60	2,838.83	0.00	N/A	10/06/25	--	1,267,944.47	1,265,105.64	04/06/25
Totals							1,879,827.54	1,521,757.72	0.00				690,252,820.66	688,731,062.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 37

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,530,412.00	0.00	--	--	04/11/24	24,942,141.19	4,557,009.31	(510.56)	10,845,719.65	0.00	0.00
2	3,850,857.00	0.00	--	--	10/11/24	40,749,840.42	1,810,480.71	(524.21)	11,361,840.88	0.00	0.00
3	(283,547.00)	0.00	--	--	08/12/24	57,484,856.15	3,226,907.62	(456.95)	5,515,209.65	1,745,526.36	0.00
4	2,975,997.31	2,388,940.15	01/01/24	09/30/24	--	0.00	0.00	295,988.37	888,487.39	0.00	0.00
5	53,587,620.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,226,839.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,333,061.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	12,983,658.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,197,115.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	570,437.00	0.00	--	--	04/11/24	10,498,291.81	1,008,421.17	(198.76)	6,032,751.45	0.00	0.00
17	5,226,393.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,955,596.56	1,440,183.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,585,933.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,822,438.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,033,784.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,822,789.28	907,632.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	989,700.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,852,052.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,281,210.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,473,497.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	804,114.00	952,149.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,348,979.65	721,615.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	445,352.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,208,569.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	817,840.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	920,012.84	723,956.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 37

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	869,869.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,279,878.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	548,362.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	653,020.00	474,411.54	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	609,908.72	398,389.01	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	875,117.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	18,808.00	0.00	--	--	05/13/24	3,148,796.64	468,304.60	(37.56)	354,000.33	0.00	0.00
52	561,512.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	688,186.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	812,464.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	697,619.00	518,758.16	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	103,842.00	236,150.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	341,478.86	272,933.80	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	619,947.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	376,358.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	554,843.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	463,780.53	237,825.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	478,791.25	281,350.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	507,730.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	363,654.10	204,814.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	157,160.04	90,081.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	366,911.86	250,580.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	328,961.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	325,678.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	349,017.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 37

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
75	209,114.47	108,771.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
76	182,208.28	95,528.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
77	276,455.67	183,050.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
78	185,002.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	197,350.54	113,255.97	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	142,961.24	77,202.65	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
81	270,417.15	140,265.23	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	244,838.94	138,574.63	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
83	124,725.83	78,090.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
84	254,986.02	102,083.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
85	236,857.79	124,455.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
86	268,657.88	144,164.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
87	203,020.16	114,328.77	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	249,561.23	123,371.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
89	161,659.53	88,712.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	127,721,436.89	11,731,629.38				136,823,926.21	11,071,123.41	294,260.34	34,998,009.35	1,745,526.36	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 37

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	695100574	5,458.64	Partial Liquidation (Curtailment)	0.00	0.00
Totals		5,458.64		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 37

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	1	46,380,317.41	3	128,590,416.11	0	0.00	4	151,956,024.85	0	0.00	1	5,458.64	0	0.00	4.672668%	4.559526%	(2)
03/17/25	1	46,481,548.35	0	0.00	3	128,590,416.11	0	0.00	4	151,956,024.85	0	0.00	1	45,813.46	1	3,787,439.26	4.672737%	4.559769%	(1)
02/18/25	0	0.00	0	0.00	3	128,608,313.19	0	0.00	4	151,973,921.93	0	0.00	2	1,879,349.70	0	0.00	4.670933%	4.559292%	0
01/17/25	0	0.00	0	0.00	3	130,453,497.08	0	0.00	4	151,989,837.53	0	0.00	0	0.00	0	0.00	4.671012%	4.559153%	1
12/17/24	3	4,138,421.64	0	0.00	3	130,469,346.77	0	0.00	4	152,198,731.75	0	0.00	1	6,951.60	0	0.00	4.671107%	4.559372%	2
11/18/24	0	0.00	0	0.00	3	130,485,773.05	0	0.00	4	152,419,298.63	0	0.00	0	0.00	0	0.00	4.671204%	4.559598%	3
10/18/24	0	0.00	0	0.00	3	130,501,489.08	0	0.00	4	152,626,431.82	0	0.00	1	17,649.63	0	0.00	4.671297%	4.575196%	4
09/17/24	0	0.00	0	0.00	3	130,517,786.53	0	0.00	4	152,845,301.24	0	0.00	1	17,096.29	0	0.00	4.671394%	4.575416%	5
08/16/24	0	0.00	0	0.00	3	130,533,369.99	0	0.00	4	153,050,687.58	0	0.00	1	43,851.02	0	0.00	4.671489%	4.575628%	6
07/17/24	0	0.00	0	0.00	3	130,548,888.92	0	0.00	4	153,255,231.72	0	0.00	1	126,658.14	0	0.00	4.671587%	4.575847%	8
06/17/24	0	0.00	0	0.00	3	130,564,996.39	0	0.00	3	95,792,102.27	0	0.00	1	210,052.11	0	0.00	4.671701%	4.576094%	9
05/17/24	0	0.00	0	0.00	3	130,580,384.35	0	0.00	3	95,994,920.42	0	0.00	0	0.00	0	0.00	4.671828%	4.576357%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 37

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304830001	12/01/21	39	5	(510.56)	10,845,719.65	1,584,513.43	69,370,036.78	05/19/20	7			04/14/23
2	304830002	05/01/21	46	6	(524.21)	11,361,840.88	0.00	69,950,190.54	07/21/20	13
3	883100464	01/06/21	50	6	(456.95)	5,515,209.65	1,926,240.63	59,929,896.14	07/10/20	7			06/18/24
4	883100463	01/06/25	2	2	295,988.37	888,487.39	0.00	46,701,516.25
12	304830012	04/01/21	47	5	(198.76)	6,032,751.45	181,187.96	27,419,413.67	06/09/20	7			03/02/21
49	304830049	04/01/23	23	6	(37.56)	354,000.33	297,005.39	5,101,197.05	06/09/20	7			06/29/21
Totals					294,260.34	34,998,009.35	3,988,947.41	278,472,250.43
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 37

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		89,534,917	0	0		89,534,917
0 - 6 Months		596,957,147	421,986,413	112,549,626		62,421,108
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		2,238,999	2,238,999	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	688,731,063	424,225,412	0	46,380,317	66,169,308	151,956,025
Mar-25	690,252,821	425,645,939	46,481,548	0	66,169,308	151,956,025
Feb-25	701,810,068	483,666,838	0	0	66,169,308	151,973,922
Jan-25	705,245,127	485,256,713	0	0	67,998,577	151,989,838
Dec-24	706,987,612	482,651,882	4,138,422	0	67,998,577	152,198,732
Nov-24	708,813,434	488,395,559	0	0	67,998,577	152,419,299
Oct-24	710,541,517	489,916,509	0	0	67,998,577	152,626,432
Sep-24	712,364,102	491,520,224	0	0	220,843,878	0
Aug-24	714,094,883	493,045,619	0	0	67,998,577	153,050,688
Jul-24	715,845,334	494,591,526	0	0	67,998,577	153,255,232
Jun-24	717,755,756	496,285,573	0	0	125,678,080	95,792,102
May-24	719,656,970	497,983,970	0	0	125,678,080	95,994,920
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 37

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304830001	64,445,947.18	69,370,036.78	61,900,000.00	02/07/24	1,132,340.00	0.23260	12/31/24	10/01/20	245
2	304830002	66,169,308.43	69,950,190.54	109,800,000.00	09/01/24	2,258,041.00	0.22190	12/31/23	08/01/25	245
3	883100464	57,679,503.28	59,929,896.14	18,400,000.00	06/06/24	(308,505.00)	(0.15720)	12/31/24	10/06/25	245
12	304830012	25,088,969.99	27,419,413.67	23,900,000.00	02/14/24	(49,171.00)	(0.02610)	12/31/24	10/01/20	245
34	883100502	7,973,878.31	7,973,878.31	21,300,000.00	12/12/24	708,125.70	2.36710	06/30/24	10/06/25	245
47	883100507	5,315,918.33	5,315,918.33	12,500,000.00	12/12/24	383,264.01	1.92170	06/30/24	10/06/25	245
49	304830049	4,741,604.40	5,101,197.05	2,500,000.00	03/28/24	(33,986.00)	(0.07910)	12/31/24	10/01/25	185
65	883100481	2,884,607.27	2,884,607.26	9,090,000.00	12/13/24	232,068.26	2.14430	06/30/24	10/06/25	245
66	883100497	2,859,881.84	2,859,881.84	8,920,000.00	12/12/24	276,328.04	2.57540	06/30/24	10/06/25	245
68	883100480	1,969,774.33	1,969,774.33	5,600,000.00	12/19/24	200,939.80	2.71910	06/30/24	10/06/25	245
69	883100503	712,909.55	712,909.55	2,650,000.00	12/19/24	88,581.72	3.31190	06/30/24	10/06/25	245
70	883100511	2,637,355.02	2,637,355.02	6,550,000.00	12/16/24	245,280.46	2.47890	06/30/24	10/06/25	245
75	883100483	1,145,600.63	1,145,600.63	3,200,000.00	12/19/24	107,146.91	2.49290	06/30/24	10/06/25	245
76	883100500	1,083,788.59	1,083,788.59	3,036,000.00	12/19/24	91,734.88	2.25610	06/30/24	10/06/25	245
77	883100499	2,163,455.44	2,163,455.44	5,870,000.00	12/16/24	179,050.91	2.20590	06/30/24	10/06/25	245
79	883100475	1,083,788.59	1,083,788.59	3,380,000.00	12/19/24	111,526.97	2.74290	06/30/24	10/06/25	245
80	883100493	885,987.18	885,987.18	2,600,000.00	12/19/24	73,686.65	2.21680	06/30/24	10/06/25	245
81	883100477	1,751,367.87	1,751,367.87	4,650,000.00	12/19/24	137,705.23	2.09570	06/30/24	10/06/25	245
82	883100492	1,186,809.05	1,186,809.05	4,000,000.00	12/19/24	136,684.63	3.06980	06/30/24	10/06/25	245
83	883100488	548,075.64	548,075.64	2,000,000.00	12/19/24	77,002.68	3.74490	06/30/24	10/06/25	245
84	883100485	1,689,555.98	1,689,555.98	5,100,000.00	12/30/24	99,083.82	1.56310	06/30/24	10/06/25	245
85	883100514	1,648,347.41	1,648,347.41	3,610,000.00	12/29/24	121,434.90	1.96360	06/30/24	10/06/25	245
86	883100490	1,504,117.06	1,504,117.06	3,875,000.00	12/19/24	141,868.11	2.51400	06/30/24	10/06/25	245
87	883100505	1,462,908.59	1,462,908.59	4,100,000.00	12/19/24	111,953.77	2.03980	06/30/24	10/06/25	245
88	883100506	1,351,644.39	1,351,644.39	3,950,000.00	12/19/24	120,827.37	2.38270	06/30/24	10/06/25	245
89	883100508	1,265,105.64	1,265,105.64	3,860,000.00	12/29/24	84,173.79	1.77340	06/30/24	10/06/25	245
Totals		261,250,209.99	274,895,610.88	336,341,000.00		6,727,187.61

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 37

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304830001	LO	IL	05/19/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Magnificent Mile area of downtown Chicago. The property, which opened in 1990, features 345 all-suites rooms, ~8,417 sf of meeting a rea, full service dining areas served by two leased restaurant facilities (one vacant), indoor pool, fitness center, and business center. Hotel has three Unions representing various employees serving the Hotel (Valet/Bellman,

Housekeepers, and Engineers). Lease for vacant ground floor restaurant has been executed by both parties. Tenant is now open for business. Companion Loan: None. PM: Property manager can only retain $100,000 at property level for general operating expenses. All other excess funds are to be sent to MS on monthly basis. Deferred Maintenance / Repair Issues: Proceeding with exterior wall renovation per City Engineering Report. AIA has been fully executed.

	Marketing Summary: Asset is currently not on market, but anticipating Q1 / Q2 2025 marketing process, after conclusion of tax appeal process.

2	304830002	OF	IL	07/21/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is in monetary default. Lender is continuing with the foreclosure process. Borrower answered the complaint. New judge was appointed . Lender filed a recourse claim. Litigation continues. Transwestern was appointed as receiver and is managing the property. Lender amended the complaint to add the recourse component to the Illinois foreclosure. Case is

	still winding down the pleading stages and will enter the discovery phase shortly. Lender is trying to re-engage Borrower for a settlement.

3	883100464	MU	IL	07/10/20	7

REO Title Date: June 21, 2024. Description of Collateral: Collateral is a mixed-use office/retail/parking Property totaling 134,536 SF. Property is comprised of 54,131 SF of retail space, 14,400 SF of office space, and a 66,000 SF (166 space)

indoor parking garage at the base of the Palmer House Hilton hotel (non-collateral, $333.2MM loan in JPMCC 2018-PHH currently SS with Situs). Property is located on State Street in Chicago's Loop neighborhood in Cook County. The former T-1, Ampco System Parking exercised its one-time right to terminate on 7/2020 and vacated the premises. The new parking operator, SP Plus, is on an operating agreement and rental income is based on the net rental income generated by the operator. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: The property is in good condition. Leasing Summary: New leasing agreement has been entered into with a local Chicago boutique leasing form. To date no new retail leases have been executed although tours of potential tenants have been conducted. Hilton has renewed their office lease through 9/30/27 with a termination right 9/30/26. An amendment to

	relocate Starbucks from their interior suite to a suite along Monroe has been fully executed. Marketing Summary: Asset is not currently on the market.

12	304830012	LO	GA	06/09/20	7

Franchise Agreement expiring 6/2025. The subject is the fee simple interest full service Hilton Hotel located in the Central Perimeter Market of Atlanta, GA. The property, which opened in 1987, features 224 all-suites rooms, ~7,000 sf of meeting are a, full service dining area, indoor/outdoor pool, fitness center, and business center. Companion Loan: None. Deferred Maintenance / Repair Issues: PIP has been requested from Wyndham and IHG. Pricing both upon receipt. Taxes protest has been successful with a reduced value of ~$14MM vs. ~$24MM, resulting in a tax savings of ~$137K. 2024 appeal is underway. Marketing Summary: Asset is currently not on market, but anticipate Q2 2025 start.

34	883100502	MF	CA	10/22/24	13

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 95 unit garden style multifamily property located in the community of Pacoima, Ca., 15 miles NW of the Los Angeles CBD. Built in 1989, the property consists of 4 two-story buildings situated on two non-contiguous parcels. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest

	net present value recovery.

47	883100507	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is a 121 unit garden style multifamily property located in Panorama Hills, Ca., 17 miles NW of the Los Angeles CBD. Built in 1964, property consists of one two-story building situated on 1.216 acres. Unit mix consists solely of studio units. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve

	the highest net present value recovery.

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 37

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
49	304830049	RT	OH	06/09/20	7

REO Title Date: 6/29/21: The collateral is the leasehold interest in a 165K SF big box retail Property located in the Fairlawn/Montrose submkt of Ohio, 20 mi S of the Cleveland CBD. Property was built in 1992 and is located on a 4.52-acre site.

Subj is part of a larger 500K SF power center with tenants including Home Depot, Dick's Sporting Goods, and World Market As of 3/31/25, the property is 100% leased & 58% occupied. Crossed with or is companion: N.A Deferred

Maintenance/Repair Issues: Parking lot needs sealing and restriping. Leasing: Signed a lease with Dick's to take the whole vacant 69K space. Marketing: The property is currently not being marketed for sale.

65	883100481	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver & ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On Aug 6, 2024, the Superior Court of the State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a Class C, 12 building, 38 unit, 43K SF NRA, garden style multi-family property in Ontario, CA, approx. 35 miles east of L.A.

Built in 1970 & 1972 on a two-parcel, non-contiguous 2.40-acre site. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

66	883100497	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a 36 unit multi-family garden property in Ontario, CA with predominantly two-story apartment buildings built in 1971 on two, non-contiguous parcels totaling 1.67-acres. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

68	883100480	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Collateral is a 31 unit multifamily building in Los Angeles, CA. The property was built in 1989. Crossed with South View (Avalon)

	Apartments. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

69	883100503	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1993, collateral consists of 2 low-rise multifamily properties in the South Central submarket of Los Angeles. Cross-collateralized with Cedar Pointe Apartments. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

70	883100511	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property, Suncrest Apartments is a multifamily property, consisting of 40 units, built in 1987. The Special Servicer will gather

	additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 37

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
75	883100483	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 13 unit, two story apartment building built in 1991 on .22 acres in Los Angeles, Ca. This loan is cross collateralized with Royal

	Palms Apartments. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

76	883100500	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral consists of 28 units in 2 garden-style multifamily walk-up properties built in 1987 in the Palmdale submarket of Los Angeles.

Crossed with Forest View Apartments. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

77	883100499	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property Rose Terrace Apartments (Parthenia) is a multifamily type of property, built in 1964. It consists of 32 units and is

	located in North Hills, CA. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

79	883100475	MF	CA	10/22/24	13

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. The Property is a 13 unit, single-building, three-story apartment project built in 1991 and is situated on a 0.23-acre residentially zoned site. The loan is crossed with Iron Mountain Apartments. The Special Servicer will gather

	additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

80	883100493	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Property is a 24-unit multifamily property in Palmdale, CA, built in 1988. Loan is crossed with Beverly Terrace Apartments. The Special

	Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

© 2021 Computershare. All rights reserved. Confidential.						Page 27 of 37

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
81	883100477	MF	CA	10/22/24	13

Loan transferred 10/23/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Asset is a 20-unit multifamily walk-up property constructed in 1986 and are situated on a total of 0.465 acres. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

© 2021 Computershare. All rights reserved. Confidential.						Page 28 of 37

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
82	883100492	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1990, collateral consists of 2 low rise multifamily properties in the South Glendale submarket of Los Angeles. Loan is crossed with

Highland Meadows (43/44) Apartments. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

83	883100488	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Built in 1989, collateral consists of 8 units is 2 low rise multifamily properties in the South Glendale submarket of Los Angeles. Crossed with Highland Springs Apartments. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

84	883100485	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is 2 garden-style multifamily properties in So. Glendale submarket of Los Angeles. Built in 1989, sponsor invested $15K of capex

	2012-2014. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

85	883100514	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a Class B/C 19 unit, garden style apartment building built in 1990 in Los Angeles, CA. The Special Servicer will gather

	additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

86	883100490	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The Subject Property Highland Meadows (Mediterranean) Apartments is a 16 unit multifamily property type which was built in 1989. Loan is crossed with Highland Springs Apartments. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

© 2021 Computershare. All rights reserved. Confidential.						Page 29 of 37

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
87	883100505	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subject is a 19 unit, single-building, three-story residential over one story of parking, built in 1989 and is situated on a 0.17-acre residentially zoned site in the Wilshire submarket of Los Angeles, CA. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

© 2021 Computershare. All rights reserved. Confidential.						Page 30 of 37

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
88	883100506	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. The subject is two buildings with 16 two-story townhomes built on .24 acres in 1990, located in the South Central submarket of Los

Angeles CA. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

89	883100508	MF	CA	10/22/24	13

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 21 loans to the Sponsor to refinance the fee simple interest in 21 multifamily Properties totaling 654 units, located in Southern California, totaling

$52MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is a 2-story, 34 unit garden style multifamily property built in 1983. Unit mix consists of 1 and 2 bedroom units. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 31 of 37

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	883100442	37,001,206.13	4.28700%	37,001,206.13	4.28700%	10	07/08/20	06/06/20	08/11/20
8	695100574	0.00	4.80400%	0.00	4.80400%	8	08/17/20	07/06/20	--
8	695100574	0.00	4.80400%	0.00	4.80400%	9	10/12/22	11/06/22	08/11/20
29	695100571	0.00	4.80300%	0.00	4.80300%	8	05/06/21	05/06/21	--
33	304830033	0.00	4.88000%	0.00	4.88000%	8	11/08/21	11/08/21	--
Totals		37,001,206.13		37,001,206.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 32 of 37

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695100575	11/18/20	12,750,889.87	25,300,000.00	9,097,517.41	326,424.31	9,097,517.41	8,771,093.10	3,979,796.77	0.00	(35,237.44)	4,015,034.21	16.06%
26	304830026	07/15/22	12,366,332.09	4,950,000.00	6,090,395.60	1,404,436.20	5,591,623.08	4,187,186.88	8,179,145.21	0.00	306,808.83	7,872,336.38	57.67%
38	304830038	01/18/22	6,819,080.90	12,650,000.00	17,700,009.90	8,321,652.64	17,261,221.71	8,939,569.07	0.00	0.00	7,184.43	(7,184.43)	0.08%
58	883100429	04/17/23	3,653,728.20	2,700,000.00	3,000,000.00	1,102,587.61	2,762,213.44	1,659,625.83	1,994,102.37	0.00	169,210.27	1,824,892.10	40.55%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			35,590,031.06	45,600,000.00	35,887,922.91	11,155,100.76	34,712,575.64	23,557,474.88	14,153,044.35	0.00	447,966.09	13,705,078.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 33 of 37

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	956,860.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	174.36	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	541.62	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	170.14	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	4,015,033.68	0.00	0.00	0.00	0.00	0.00	0.00
14	695100575	06/17/21	0.00	0.00	4,015,034.21	0.00	0.00	64.49	0.00	0.00	4,015,034.21
		05/17/21	0.00	0.00	4,014,969.72	0.00	0.00	(96.22)	0.00	0.00
		04/16/21	0.00	0.00	4,015,065.94	0.00	0.00	(5,878.06)	0.00	0.00
		03/17/21	0.00	0.00	4,020,944.00	0.00	0.00	1,054.47	0.00	0.00
		01/15/21	0.00	0.00	4,019,889.53	0.00	0.00	27,210.03	0.00	0.00
		12/17/20	0.00	0.00	3,992,679.50	0.00	0.00	12,882.73	0.00	0.00
		11/18/20	0.00	0.00	3,979,796.77	0.00	0.00	3,979,796.77	0.00	0.00
26	304830026	02/18/25	0.00	0.00	7,872,336.38	0.00	0.00	11.05	0.00	0.00	7,872,336.38
		01/17/25	0.00	0.00	7,872,325.33	0.00	0.00	(961.82)	0.00	0.00
		09/15/23	0.00	0.00	7,873,287.15	0.00	0.00	(237,199.21)	0.00	0.00
		02/17/23	0.00	0.00	8,110,486.36	0.00	0.00	2,634.10	0.00	0.00
		01/18/23	0.00	0.00	8,107,852.26	0.00	0.00	117.50	0.00	0.00
		12/16/22	0.00	0.00	8,107,734.76	0.00	0.00	460.66	0.00	0.00
		10/17/22	0.00	0.00	8,107,274.10	0.00	0.00	26,870.29	0.00	0.00
		09/16/22	0.00	0.00	8,080,403.81	0.00	0.00	(99,941.40)	0.00	0.00
		08/17/22	0.00	0.00	8,180,345.21	0.00	0.00	1,200.00	0.00	0.00
		07/15/22	0.00	0.00	8,179,145.21	0.00	0.00	8,179,145.21	0.00	0.00
38	304830038	01/18/23	0.00	0.00	(7,184.43)	0.00	0.00	(10,533.54)	0.00	0.00	(7,184.43)
		09/16/22	0.00	0.00	3,349.11	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	3,314.84	0.00	0.00	175.03	0.00	0.00
		07/15/22	0.00	0.00	3,139.81	0.00	0.00	2,253.69	0.00	0.00
		06/17/22	0.00	0.00	886.12	0.00	0.00	174.36	0.00	0.00
		05/17/22	0.00	0.00	711.76	0.00	0.00	541.62	0.00	0.00
		03/17/22	0.00	0.00	170.14	0.00	0.00	170.14	0.00	0.00
		01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 34 of 37

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
58	883100429	08/16/24	0.00	0.00	1,824,892.10	0.00	0.00	6,040.35	0.00	0.00	1,824,892.10
		07/17/24	0.00	0.00	1,818,851.75	0.00	0.00	(2,139.37)	0.00	0.00
		05/17/24	0.00	0.00	1,820,991.12	0.00	0.00	2,500.00	0.00	0.00
		01/18/24	0.00	0.00	1,818,491.12	0.00	0.00	9,064.15	0.00	0.00
		11/17/23	0.00	0.00	1,809,426.97	0.00	0.00	(67.50)	0.00	0.00
		10/17/23	0.00	0.00	1,809,494.47	0.00	0.00	551.10	0.00	0.00
		09/15/23	0.00	0.00	1,808,943.37	0.00	0.00	(55,108.66)	0.00	0.00
		08/17/23	0.00	0.00	1,864,052.03	0.00	0.00	3,900.40	0.00	0.00
		07/17/23	0.00	0.00	1,860,151.63	0.00	0.00	(133,950.74)	0.00	0.00
		04/17/23	0.00	0.00	1,994,102.37	0.00	0.00	1,994,102.37	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	4,972,780.48	13,705,078.26	0.00	0.00	13,705,078.26	0.00	0.00	13,705,078.26

© 2021 Computershare. All rights reserved. Confidential.							Page 35 of 37

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,873.78	0.00	0.00	0.00	0.00	266,709.55	0.00	0.00	0.00	0.00
2	0.00	0.00	14,244.78	0.00	0.00	0.00	0.00	266,206.48	0.00	0.00	0.00	0.00
3	0.00	0.00	12,417.12	0.00	0.00	0.00	0.00	240,643.69	0.00	0.00	0.00	0.00
12	0.00	0.00	5,401.00	0.00	0.00	0.00	0.00	101,670.26	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	645.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	561.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	19,717.04	0.00	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
82	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	122,936.78	0.00	1,206.84	0.00	0.00	894,947.03	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,019,090.65

© 2021 Computershare. All rights reserved. Confidential.	Page 36 of 37

Supplemental Notes

None

© 2021 Computershare. All rights reserved. Confidential.	Page 37 of 37